UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ridgeback Capital Investments L.P.

Address:   430 Park Avenue, 12th Floor
           New York, New York 10022


Form 13F File Number: 28-12856


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ridgeback Capital Investments Ltd., as General Partner, by Bud Holman
Title:  Director
Phone:  (212) 808-7729

Signature,  Place,  and  Date  of  Signing:

/s/ Bud Holman                     New York, New York                 1/21/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Ridgeback Capital Investments Ltd. is the general partner of Ridgeback Capital Investments L.P. Pursuant to an investment management agreement, Ridgback Capital Management LP (f/k/a Ridgeback Capital Management LLC) maintains investment and voting power with respect to the securities held or controlled by Ridgeback Capital Investments Ltd. Wayne Holman, an individual, controls Ridgeback Capital Management LP (f/k/a Ridgeback Capital Management LLC). Ridgeback Capital Management LP (f/k/a Ridgeback Capital Management LLC), Ridgeback Capital Investments Ltd. and Wayne Holman do not own any securities reported herein directly.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:  $      869,666
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-12280              Ridgeback Capital Management LP (f/k/a Ridgeback
                            Capital Management LLC)
----  --------------------  ----------------------------------------------------
2     28-12277              Ridgeback Capital Investments Ltd.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
------------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ---------
Allergan, Inc.                       Common Stock   018490102   74,071 1,175,550 SH       SOLE       1,2         0      0 1,175,550
Cephalon, Inc.                       Common Stock   156708109  117,974 1,890,000 SH       SOLE       1,2         0      0 1,890,000
Dendreon Corporation                 Common Stock   24823Q107    2,891   110,000 SH       SOLE       1,2         0      0   110,000
Express Scripts, Inc.                Common Stock   302182100  138,272 1,600,000 SH       SOLE       1,2         0      0 1,600,000
Gilead Sciences Inc.                 Common Stock   375558103   75,723 1,750,000 SH       SOLE       1,2         0      0 1,750,000
Life Technologies Corp.              Common Stock   53217V109  141,055 2,701,171 SH       SOLE       1,2         0      0 2,701,171
Pfizer Inc.                          Common Stock   717081103   72,760 4,000,000 SH       SOLE       1,2         0      0 4,000,000
Teva Pharmaceuticals Industries Ltd. ADR            881624209  157,304 2,800,000 SH       SOLE       1,2         0      0 2,800,000
United Therapeutics Corporation      Common Stock   91307C102   89,616 1,702,100 SH       SOLE       1,2         0      0 1,702,100


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